Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 03, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Mega Cap Growth Index Fund

Supplement dated March 25, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

Prospectus and Summary Prospectus Changes

The following is added under the heading “Principal Risks”:

• Nondiversification Risk. Due to a recent index rebalance and in order to closely track the composition of the Fund’s target index, more than 25% of the Fund’s total assets are invested in issuers representing more than 5% of the Fund’s total assets. As a result, the Fund is nondiversified under the Investment Company Act of 1940, although it continues to hold more than 100 stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 838 032019

Vanguard Mega Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Mega Cap Growth Index Fund

Supplement dated March 25, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

Prospectus and Summary Prospectus Changes

The following is added under the heading “Principal Risks”:

• Nondiversification Risk. Due to a recent index rebalance and in order to closely track the composition of the Fund’s target index, more than 25% of the Fund’s total assets are invested in issuers representing more than 5% of the Fund’s total assets. As a result, the Fund is nondiversified under the Investment Company Act of 1940, although it continues to hold more than 100 stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 838 032019